Commitments, contingent liabilities and contingent assets	12 Months Ended
Dec. 31, 2024
Commitments, contingent liabilities and contingent assets
Commitments, contingent liabilities and contingent assets

30 Commitments, contingent liabilities and contingent assets

	2024	2023	2022
Commitments	$m	$m	$m
Contracts placed for future capital expenditure on Property, plant and equipment and software development costs not provided for in these Financial Statements	1,575	1,368	502

Guarantees and contingencies arising in the ordinary course of business, for which no security has been given, are not expected to result in any material financial loss.

Research and development collaboration payments

The Group has various ongoing collaborations, including in-licensing and similar arrangements with development partners. Such collaborations may require the Group to make payments on achievement of stages of development, launch or revenue milestones, although the Group generally has the right to terminate these agreements at no cost. The Group recognises research and development milestones as an intangible asset once it is committed to payment, which is generally when the Group reaches set trigger points in the development cycle. Revenue-related milestones are recognised as intangible assets on product launch at a value based on the Group’s long-term revenue forecasts for the related product. The table below indicates potential development and revenue-related payments that the Group may be required to make under such collaborations.

					Years 5
	Total	Under 1 year	Years 1 and 2	Years 3 and 4	and greater
	$m	$m	$m	$m	$m
Future potential research and development milestone payments	11,213	1,993	2,823	3,291	3,106
Future potential revenue milestone payments	22,064	41	1,166	3,026	17,831

The table includes all potential payments for achievement of milestones under ongoing research and development arrangements. Revenue-related milestone payments represent the maximum possible amount payable on achievement of specified levels of revenue as set out in individual contract agreements, but exclude variable payments that are based on unit sales (e.g. royalty-type payments) which are expensed as the associated sale is recognised. The table excludes any payments already capitalised in the Financial Statements for the year ended 31 December 2024 which have been capitalised with reference to the latest Group sales forecasts for approved indications.

The future payments we disclose represent contracted payments and, as such, are not discounted and are not risk-adjusted. As detailed in the Risk Overview section from page 64, the development of any pharmaceutical product candidate is a complex and risky process that may fail at any stage in the development process due to a number of factors (including items such as failure to obtain regulatory approval, unfavourable data from key studies, adverse reactions to the product candidate or indications of other safety concerns). The timing of the payments is based on the Group’s current best estimate of achievement of the relevant milestone.

Environmental costs and liabilities

The Group’s expenditure on environmental protection, including both capital and revenue items, relates to costs that are necessary for implementing internal systems and programmes, and meeting legal and regulatory requirements for processes and products. This includes investment to conserve natural resources and otherwise minimise the impact of our activities on the environment.

They are an integral part of normal ongoing expenditure for carrying out the Group’s research, manufacturing and commercial operations and are not separated from overall operating and development costs. There are no known changes in legal, regulatory or other requirements resulting in material changes to the levels of expenditure for 2022, 2023 or 2024.

In addition to expenditure for meeting current and foreseen environmental protection requirements, the Group incurs costs in investigating and cleaning up legacy land and groundwater contamination. In particular, AstraZeneca has environmental liabilities at some currently or formerly owned, leased and third-party sites.

In the US, Zeneca Inc., and/or its indemnitees, have been named as potentially responsible parties (PRPs) or defendants at a number of sites where Zeneca Inc. is likely to incur future environmental investigation, remediation, operation and maintenance costs under federal, state, statutory or common law environmental liability allocation schemes (together, US Environmental Consequences). Similarly, Stauffer Management Company LLC (SMC), which was established to own and manage certain assets and liabilities of Stauffer Chemical Company, and/or its indemnitees, have been named as PRPs or defendants at a number of sites where SMC is likely to incur US Environmental Consequences.

AstraZeneca has also given indemnities to third parties for a number of sites outside the US. These environmental liabilities arise from legacy operations that are not currently part of the Group’s business and, at most of these sites, remediation, where required, is either completed or in progress. AstraZeneca has made provisions for the estimated costs of future environmental investigation, remediation, operation and maintenance activity beyond normal ongoing expenditure for maintaining the Group’s R&D and manufacturing capacity and product ranges, where a present obligation exists, it is probable that such costs will be incurred and they can be estimated reliably. With respect to such estimated future costs, there were provisions at 31 December 2024 in the aggregate of $105m (2023: $112m; 2022: $131m), mainly relating to the US. Where we are jointly liable or otherwise have cost-sharing agreements with third parties, we reflect only our share of the obligation. Where the liability is insured in part or in whole by insurance or other arrangements for reimbursement, an asset is recognised to the extent that this recovery is virtually certain.

It is possible that AstraZeneca could incur future environmental costs beyond the extent of our current provisions. The extent of such possible additional costs is inherently difficult to estimate due to a number of factors, including: (1) the nature and extent of claims that may be asserted in the future; (2) whether AstraZeneca has or will have any legal obligation with respect to asserted or unasserted claims; (3) the type of remedial action, if any, that may be selected at sites where the remedy is presently not known; (4) the potential for recoveries from or allocation of liability to third parties; and (5) the length of time that the environmental investigation, remediation and liability allocation process can take. As per our provisions accounting policy on page 159, Provisions for these costs are made when there is a present obligation and where it is probable that expenditure on remedial work will be required and a reliable estimate can be made of the cost. Notwithstanding and subject to the foregoing, we estimate the potential additional loss for future environmental investigation, remediation, remedial operation and maintenance activity above and beyond our provisions to be, in aggregate, between $113m and $190m (2023: $114m and $191m; 2022: $113m and $188m) which relates mainly to the US.

Legal proceedings

AstraZeneca is involved in various legal proceedings considered typical to its business, including actual or threatened litigation and actual or potential government investigations relating to employment matters, product liability, commercial disputes, pricing, sales and marketing practices, infringement of IP rights, and the validity of certain patents and competition laws. The more significant matters are discussed below.

Most of the claims involve highly complex issues. Often these issues are subject to substantial uncertainties and, therefore, the probability of a loss, if any, being sustained and/or an estimate of the amount of any loss is difficult to ascertain.

Unless specifically identified below that a provision has been taken, AstraZeneca considers each of the claims to represent a contingent liability and discloses information with respect to the nature and facts of the cases in accordance with IAS 37 ‘Provisions, Contingent Liabilities and Contingent Assets’.

We do not believe that disclosure of the amounts sought by plaintiffs, if known, would be meaningful with respect to these legal proceedings. This is due to a number of factors, including (i) the stage of the proceedings (in many cases trial dates have not been set) and the overall length and extent of pre-trial discovery; (ii) the entitlement of the parties to an action to appeal a decision; (iii) clarity as to theories of liability, damages and governing law; (iv) uncertainties in timing of litigation; and (v) the possible need for further legal proceedings to establish the appropriate amount of damages, if any.

While there can be no assurance regarding the outcome of any of the legal proceedings referred to in this Note 30, based on management’s current and considered view of each situation, we do not currently expect them to have a material adverse effect on our financial position including within the next financial year. This position could of course change over time, not least because of the factors referred to above.

In cases that have been settled or adjudicated, or where quantifiable fines and penalties have been assessed and which are not subject to appeal (or other similar forms of relief), or where a loss is probable and we are able to make a reasonable estimate of the loss, we generally indicate the loss absorbed or make a provision for our best estimate of the expected loss.

Where it is considered that the Group is more likely than not to prevail, legal costs involved in defending the claim are charged to profit and loss as they are incurred.

Where it is considered that the Group has a valid contract which provides the right to reimbursement (from insurance or otherwise) of legal costs and/or all or part of any loss incurred or for which a provision has been established, and we consider recovery to be virtually certain, the best estimate of the amount expected to be received is recognised as an asset.

Assessments as to whether or not to recognise provisions or assets, and of the amounts concerned, usually involve a series of complex judgements about future events and can rely heavily on estimates and assumptions. AstraZeneca believes that the provisions recorded are adequate based on currently available information and that the insurance recoveries recorded will be received. However, given the inherent uncertainties involved in assessing the outcomes of these cases, and in estimating the amount of the potential losses and the associated insurance recoveries, we could in the future incur judgments or insurance settlements that could have a material adverse effect on our results in any particular period.

IP claims include challenges to the Group’s patents on various products or processes and assertions of non-infringement of patents. A loss in any of these cases could result in loss of patent protection on the related product.

The consequences of any such loss could be a significant decrease in Product Sales, which could have a material adverse effect on our results. The lawsuits filed by AstraZeneca for patent infringement against companies that have filed abbreviated new drug applications (ANDAs) in the US, seeking to market generic forms of products sold by the Group prior to the expiry of the applicable patents covering these products, typically also involve allegations of non-infringement, invalidity and unenforceability of these patents by the ANDA filers. In the event that the Group is unsuccessful in these actions or the statutory 30-month stay expires before a ruling is obtained, the ANDA filers involved will also have the ability, subject to FDA approval, to introduce generic versions of the product concerned.

AstraZeneca has full confidence in, and will vigorously defend and enforce, its IP.

Over the course of the past several years, including in 2024, a significant number of commercial litigation claims in which AstraZeneca is involved have been resolved, particularly in the US, thereby reducing potential contingent liability exposure arising from such litigation. Similarly, in part due to patent litigation and settlement developments, greater certainty has been achieved regarding possible generic entry dates with respect to some of our patented products. At the same time, like other companies in the pharmaceutical sector and other industries, AstraZeneca continues to be subject to government investigations around the world.

Patent litigation

Legal proceedings brought against AstraZeneca

Enhertu patent proceedings	Considered to be a contingent liability
US
●
In October 2020, Seagen Inc. (Seagen) filed a complaint against Daiichi Sankyo Company, Limited (Daiichi Sankyo) in the US District Court for the Eastern District of Texas (District Court) alleging that Enhertu infringes a Seagen patent. AstraZeneca co-commercialises Enhertu with Daiichi Sankyo, Inc. in the US. After trial in April 2022, the jury found that the patent was infringed and awarded Seagen $41.82m in past damages. In July 2022, the District Court entered final judgment and declined to enhance damages on the basis of wilfulness. In October 2023, the District Court entered an amended final judgment that requires Daiichi Sankyo to pay Seagen a royalty of 8% on US sales of Enhertu from 1 April 2022 through to 4 November 2024, in addition to the past damages previously awarded by the District Court. AstraZeneca and Daiichi Sankyo have appealed the District Court’s decision.
●
In December 2020 and January 2021, AstraZeneca and Daiichi Sankyo, Inc. filed post-grant review (PGR) petitions with the US Patent and Trademark Office (USPTO) alleging, among other things, that the Seagen patent is invalid for lack of written description and enablement. The USPTO initially declined to institute the PGRs, but, in April 2022, the USPTO granted the rehearing requests and instituted both PGR petitions. Seagen subsequently disclaimed all patent claims at issue in one of the PGR proceedings. In July 2022, the USPTO reversed its institution decision and declined to institute the other PGR petition. AstraZeneca and Daiichi Sankyo, Inc. requested reconsideration of the decision not to institute review of the patent. In February 2023, the USPTO reinstituted the PGR proceeding. In February 2024, the USPTO issued a decision that the claims were unpatentable. Seagen has appealed this decision; the USPTO has intervened in the appeal.

Faslodex patent proceedings	Matter concluded
Japan
●
In 2021, in Japan, AstraZeneca received notice from the Japan Patent Office (JPO) that Sandoz K.K. (Sandoz) and Sun Pharma Japan Ltd. (Sun) were seeking to invalidate the Faslodex formulation patent.
●
AstraZeneca defended the challenged patent and Sun withdrew from the JPO patent challenge.
●
In July 2023, the JPO issued a final decision upholding various claims of the challenged patent and determining that other patent claims were invalid.
●
In August 2023, Sandoz appealed the JPO decision to the Japan IP High Court (High Court).
●
In October 2024, the High Court affirmed the decision by the JPO.

● This matter is now concluded.
Forxiga patent proceedings	Considered to be a contingent liability
UK
●
In the UK, one of AstraZeneca’s patents relating to Forxiga is being challenged by Generics (UK) Limited, Teva Pharmaceutical Industries Limited, and Glenmark Pharmaceuticals Europe Limited.
●
Trial is scheduled for March 2025.

Soliris patent proceedings	Considered to be a contingent liability
Turkey
●
In November 2024, Salute HC İlaçları Sanayi ve Ticaret A.Ş (Salute) served an action in the Industrial and Intellectual Property Rights Court in Istanbul, Turkey seeking to invalidate and enjoin enforcement of Alexion’s patent relating to eculizumab.

Tagrisso patent proceedings	Considered to be a contingent liability
US
●
In September 2021, Puma Biotechnology, Inc. (Puma) and Wyeth LLC (Wyeth) filed a patent infringement lawsuit in the US District Court for the District of Delaware (District Court) against AstraZeneca relating to Tagrisso.
●
In March 2024, the District Court dismissed Puma.
●
The jury trial, with Wyeth as the plaintiff, took place in May 2024. The jury found Wyeth’s patents infringed and awarded Wyeth $107.5m in past damages. The jury also found that the infringement was not wilful.
●
In proceedings following the jury award, the District Court rejected AstraZeneca’s indefiniteness and equitable defences but granted judgment as a matter of law in favour of AstraZeneca on the grounds that the patents were invalid for lack of written description and enablement.
●
Wyeth has filed an appeal.

Legal proceedings brought by AstraZeneca

Brilinta patent proceedings	Considered to be a contingent asset
US
●
In 2015 and subsequently, in response to Paragraph IV notices from ANDA filers, AstraZeneca filed patent infringement lawsuits in the US District Court for the District of Delaware (District Court). In its complaints, AstraZeneca alleged that a generic version of Brilinta, if approved and marketed, would infringe patents that are owned or licensed by AstraZeneca.
●
In 2024, AstraZeneca entered into separate settlements and the District Court entered consent judgments to dismiss each of the corresponding litigations. Additional proceedings are ongoing in the District Court.
●
No trial date has been set.

Calquence patent proceedings	Considered to be a contingent asset
US
●
In February 2022, in response to Paragraph IV notices from multiple ANDA filers, AstraZeneca filed patent infringement lawsuits in the US District Court for the District of Delaware (District Court). In its complaints, AstraZeneca alleged that a generic version of Calquence capsules, if approved and marketed, would infringe patents that are owned or licensed by AstraZeneca.
●
In 2024, AstraZeneca entered into settlement agreements with all five generic manufacturers, resolving the Calquence capsule ANDA litigation proceedings.
●
AstraZeneca received Paragraph IV notices relating to patents listed in the FDA Orange Book with reference to Calquence tablets from Cipla USA, Inc. and Cipla Limited (collectively, Cipla) in April 2024 and from MSN Pharmaceuticals Inc. and MSN Laboratories Pvt. Ltd. (collectively, MSN) in November 2024.
●
In response to these Paragraph IV notices, AstraZeneca filed patent infringement lawsuits against Cipla in May 2024 and against MSN in January 2025 in the District Court. In the complaints, AstraZeneca alleges that a generic version of Calquence tablets, if approved and marketed, would infringe patents that are owned or licensed by AstraZeneca. No trial date has been scheduled.

Daliresp patent litigation	Considered to be a contingent asset
US
●
In 2015 and subsequently, in response to Paragraph IV notices from ANDA filers, AstraZeneca filed patent infringement lawsuits in the US District Court for the District of New Jersey (District Court) relating to patents listed in the FDA Orange Book with reference to Daliresp.
●
In 2022, AstraZeneca entered into a settlement agreement and the District Court entered a consent judgment to dismiss the corresponding litigation. Additional ANDA challenges are pending.

Farxiga patent proceedings	Considered to be a contingent asset
US
●
In May 2021, AstraZeneca proceeded to trial against ANDA filer Zydus Pharmaceuticals (USA) Inc. (Zydus) in the US District Court for the District of Delaware (District Court). In October 2021, the District Court issued a decision finding the asserted claims of AstraZeneca’s patent as valid and infringed by Zydus’s ANDA product. In August 2022, Zydus appealed the District Court decision. Zydus’s appeal has been dismissed.
●
In December 2023, AstraZeneca initiated ANDA litigation against Sun Pharmaceutical Industries Ltd. and Sun Pharmaceutical Industries, Inc. in the District Court. No trial date has been set.

Lokelma patent proceedings	Considered to be a contingent asset
US
●
In August 2022, in response to Paragraph IV notices, AstraZeneca initiated ANDA litigation against multiple generic filers in the US District Court for the District of Delaware (District Court). AstraZeneca alleged that a generic version of Lokelma would infringe patents that are owned or licensed by AstraZeneca.
●
AstraZeneca has entered into separate settlement agreements with four generic manufacturers which resulted in dismissal of the corresponding litigations.

● Additional proceedings with the remaining generic manufacturer are ongoing in the District Court. Trial is scheduled for March 2025.
Lynparza patent proceedings	Considered to be a contingent asset
US
●
AstraZeneca received a Paragraph IV notice relating to Lynparza patents from Natco Pharma Limited (Natco) in December 2022, Sandoz Inc. (Sandoz) in December 2023, Cipla USA, Inc. and Cipla Limited (collectively, Cipla) in May 2024, and Zydus Pharmaceuticals (USA) Inc. (Zydus) in November 2024. In response to these Paragraph IV notices, AstraZeneca, MSD International Business GmbH, and the University of Sheffield initiated ANDA litigations against Natco, Sandoz, Cipla, and Zydus in the US District Court for the District of New Jersey. In the complaints, AstraZeneca alleged that the defendants’ generic versions of Lynparza, if approved and marketed, would infringe AstraZeneca’s patents.
●
No trial date has been scheduled.

Soliris patent proceedings	Considered to be a contingent asset
Canada
●
In May 2023, Alexion initiated patent litigation in Canada alleging that Amgen Pharmaceuticals, Inc.’s (Amgen) biosimilar eculizumab product will infringe Alexion patents.
●
In September 2023, Alexion initiated patent litigations in Canada alleging that Samsung Bioepis Co. Ltd.’s (Samsung) biosimilar eculizumab product will infringe Alexion patents. The filing of the litigation triggered an automatic 24-month stay of the approval of each defendant’s biosimilar eculizumab product.
●
Trial against Amgen is scheduled to begin in January 2025 while trial against Samsung is scheduled to begin in June 2025.
●
In July and August 2023, in Canada, both Amgen and Samsung brought actions challenging the validity of Alexion’s patent relating to the use of eculizumab in treating aHUS. Trial is scheduled for November 2025.

Soliris patent proceedings	Matter concluded
US
●
In January 2024, Alexion initiated patent infringement litigation against Samsung Bioepis Co. Ltd. (Samsung) in the US District Court for the District of Delaware (District Court) alleging that Samsung’s biosimilar eculizumab product, for which Samsung is currently seeking FDA approval, will infringe six Soliris-related patents.
●
Five of the six asserted patents were also the subject of inter partes review proceedings before the US Patent and Trademark Office.
●
Alexion filed a motion for a preliminary injunction seeking to enjoin Samsung from launching its biosimilar eculizumab product upon FDA approval. The District Court denied Alexion’s motion and Alexion appealed that decision.
●
In August 2024, the parties reached resolution of the matter. All legal proceedings in the US courts have terminated as have the inter partes review proceedings.

Soliris patent proceedings	Considered to be a contingent asset
Europe
●
In March 2024, Alexion filed motions for provisional measures against Amgen Pharmaceuticals Inc (Amgen) and Samsung Bioepis Co. Ltd. (Samsung) and their respective affiliates at the Hamburg Local Division of the Unified Patent Court (UPC) on the basis that Amgen’s and Samsung’s biosimilar eculizumab products infringe an Alexion patent. Alexion appealed and in December 2024 the UPC appellate division denied Alexion’s appeal requesting provisional measures.
●
In parallel, Samsung and Amgen have filed oppositions to the patent at the European Patent Office.
●
In November 2024, Amgen filed a revocation action for the patent at the UPC Central Division in Milan.

Soliris patent proceedings	Considered to be a contingent asset
UK
●
In May 2024, Alexion initiated patent infringement proceedings against Amgen Ltd and Samsung Bioepis UK Ltd (Samsung UK) in the UK High Court of Justice alleging that their respective biosimilar eculizumab products infringe an Alexion patent; on the same day, Samsung UK initiated a revocation action for the same patent.
●
Trial has been scheduled for March 2025.

Tagrisso patent proceedings	Considered to be a contingent asset
Russia
●
In Russia, in August 2023, AstraZeneca filed lawsuits in the Arbitration Court of the Moscow Region (Court) against the Ministry of Health of the Russian Federation and Axelpharm LLC (Axelpharm) related to Axelpharm’s improper use of AstraZeneca’s information to obtain authorisation to market a generic version of Tagrisso. In December 2023, the Court dismissed the lawsuit against the Ministry of Health of the Russian Federation. The appellate court affirmed the dismissal in March 2024. AstraZeneca filed a further appeal, which was dismissed in July 2024. The lawsuit against Axelpharm was dismissed in September 2024, and AstraZeneca appealed.
●
In November 2023, Axelpharm filed a compulsory licensing action against AstraZeneca in the Court related to a patent that covers Tagrisso. The compulsory licensing action remains pending. AstraZeneca has also challenged before the Russian Patent and Trademark Office (PTO) the validity of the Axelpharm patent on which the compulsory licensing action is predicated. In August 2024, the PTO determined that Axelpharm’s patent is invalid and, in November 2024, Axelpharm filed an appeal.
●
In July 2024, AstraZeneca filed a patent infringement lawsuit, which remains pending, and an unfair competition claim with the Federal Anti-Monopoly Service of Russia (FAS) against AxelPharm and others related to the securing of state contracts in Russia for its generic version of Osimertinib.
●
In August 2024, the FAS initiated an unfair competition case against Axelpharm and OncoTarget based on AstraZeneca’s unfair competition claim. In November 2024, the FAS determined that Axelpharm had committed unfair competition and that OncoTarget had not; the FAS ordered Axelpharm to cease sales of its generic osimertinib and pay the Russian government the income it received from its sales of its generic Osimertinib. In December 2024, Axelpharm appealed.

Product liability litigation

Legal proceedings brought against AstraZeneca

Farxiga and Xigduo XR	Considered to be a contingent liability
US
●
AstraZeneca has been named as a defendant in lawsuits involving plaintiffs claiming physical injury, including Fournier's Gangrene and necrotising fasciitis, from treatment with Farxiga and/or Xigduo XR. In September 2023, the parties resolved by settlement agreement one case, filed in state court in Minnesota, previously scheduled for trial in October 2023. All remaining claims are filed in Delaware state court and remain pending, with the earliest trial scheduled for March 2026.

Nexium and Prilosec	A provision has been taken
US
●
AstraZeneca has been defending lawsuits brought in federal and state courts involving claims that plaintiffs have been diagnosed with various injuries following treatment with proton pump inhibitors (PPIs), including Nexium and Prilosec. Most of the lawsuits alleged kidney injury.
●
In addition, AstraZeneca has been defending lawsuits involving allegations of gastric cancer following treatment with PPIs, including one such claim in the US District Court for the Middle District of Louisiana (District Court).
●
In October 2023, AstraZeneca resolved all pending claims in the MDL, as well as all pending claims in Delaware and New Jersey state courts, for $425m, for which a provision has been taken.
●
In December 2024, AstraZeneca resolved the sole remaining case, which had been pending in the District Court.

Nexium and Losec	Considered to be a contingent liability
Canada
●
In Canada, in July and August 2017, AstraZeneca was served with three putative class action lawsuits. Two of the lawsuits have been dismissed, one in 2019 and one in 2021.
●
The third lawsuit seeks authorisation to represent individual residents in Canada who allegedly suffered kidney injuries from the use of proton pump inhibitors, including Nexium and Losec. No trial date has been scheduled.

Onglyza and Kombiglyze	Matter concluded
US
●
In the US, AstraZeneca has been defending various lawsuits in both California state court and in a consolidated federal proceeding alleging heart failure, cardiac injuries, and/or death from treatment with Onglyza or Kombiglyze. In the California state court proceeding, the trial court granted summary judgment for AstraZeneca, which the California appellate court affirmed. The California Supreme Court has declined further review, and the California matter has concluded.
●
The consolidated federal cases were dismissed in August 2022 by the US District Court for the Eastern District of Kentucky. That dismissal was affirmed by the US Court of Appeals for the Sixth Circuit in February 2024. This matter is concluded.

Vaxzevria	Considered to be a contingent liability
UK
●
AstraZeneca is defending lawsuits in multiple jurisdictions, including the UK, involving multiple claimants alleging injuries following vaccination with AstraZeneca’s COVID-19 vaccine. Most of the lawsuits involve claims of thrombosis with thrombocytopenia syndrome.
●
No trial dates have been scheduled.

Commercial litigation

Legal proceedings brought against AstraZeneca

340B Antitrust litigation	Considered to be a contingent liability
US
●
In September 2021, AstraZeneca was served with a class-action antitrust complaint filed in the US District Court for the Western District of New York (District Court) by Mosaic Health alleging a conspiracy to restrict access to 340B discounts in the diabetes market through contract pharmacies. In September 2022, the District Court granted AstraZeneca’s motion to dismiss the Complaint. In February 2024, the District Court denied Plaintiffs’ request to file an amended complaint and entered an order closing the matter.
●
In March 2024, Plaintiffs filed an appeal.

Amyndas Trade Secrets Litigation	Considered to be a contingent liability
US
●
AstraZeneca has been defending a matter filed by Amyndas Pharmaceuticals Member P.C. and Amyndas Pharmaceuticals, LLC, in the US District Court for the District of Massachusetts alleging trade secret misappropriation and breach of contract claims against Alexion and Zealand Pharma U.S. Inc. related to Amyndas’ C3 inhibitor candidate.
●
No trial date has been set.

Anti-Terrorism Act Civil Lawsuit	Considered to be a contingent liability
US
●
In the US, in October 2017, AstraZeneca and certain other pharmaceutical and/or medical device companies were named as defendants in a complaint filed in the US District Court for the District of Columbia (District Court) by US nationals (or their estates, survivors, or heirs) who were killed or wounded in Iraq between 2005 and 2013. The plaintiffs allege that the defendants violated the US Anti-Terrorism Act and various state laws by selling pharmaceuticals and medical supplies to the Iraqi Ministry of Health. In July 2020, the District Court granted AstraZeneca’s and the other defendants’ motion to dismiss the lawsuit, which the DC Circuit Court of Appeals (the Appellate Court) reversed in January 2022.
●
In June 2024, the United States Supreme Court issued an order vacating the 2022 decision and granted AstraZeneca’s and the other defendants’ request for a remand to the Appellate Court for reconsideration under new case law.

Caelum Trade Secrets Litigation	Matter concluded
US
●
AstraZeneca has been defending a matter filed by the University of Tennessee Research Foundation in the US District Court for the Eastern District of Tennessee related to CAEL-101.
●
In September 2024, the parties resolved the matter by settlement.

Definiens	Considered to be a contingent liability
Germany
●
In Germany, in July 2020, AstraZeneca received a notice of arbitration filed with the German Institution of Arbitration from the sellers of Definiens AG (the Sellers) regarding the 2014 Share Purchase Agreement (SPA) between AstraZeneca and the Sellers. The Sellers claim that they are owed approximately $140m in earn-outs under the SPA. In December 2023, after an arbitration hearing, the arbitration panel made a final award of $46.43m in favour of the Sellers.
●
In March 2024, AstraZeneca filed an application with the Bavarian Supreme Court to set aside the arbitration award.
●
A hearing is scheduled for February 2025.

Employment Litigation	Considered to be a contingent liability
US
●
In December 2022, AstraZeneca was served with a lawsuit filed by seven former employees in the US District Court for the District of Delaware (District Court) asserting claims of discrimination on grounds of age and religion, related to AstraZeneca’s vaccination requirement. In June 2024, the District Court granted AstraZeneca’s partial motion to dismiss and denied without prejudice Plaintiff’s motion for conditional certification.
●
AstraZeneca is defending against numerous other litigation matters pending in federal and state courts asserting claims of discrimination in connection with AstraZeneca’s vaccine requirement. In November 2024, in a matter pending in the US District Court for the Northern District of Ohio, the court entered summary judgment in favour of the plaintiff.
●
A trial on the issues of damages is scheduled for June 2025.

Pay Equity Litigation	Considered to be a contingent liability
US
●
AstraZeneca is defending a putative class and collective action in the US District Court for the Northern District of Illinois (District Court) brought by three named plaintiffs, who are former AstraZeneca employees. The case involves claims under the federal and Illinois Equal Pay Acts, with the plaintiffs alleging they were paid less than male employees who performed substantially similar and/or equal work.
●
In May 2024, the District Court conditionally certified a collective under the federal Equal Pay Act and authorised the sending of notice to potential collective action members. The notice was distributed in June 2024.

Securities Litigation	Considered to be a contingent liability
US
●
In December 2024, a putative securities class action lawsuit was filed in the US District Court for the Central District of California against AstraZeneca PLC and certain officers, on behalf of purchasers of AstraZeneca publicly traded securities between February 2022 and December 2024. The complaint alleges that defendants made materially false and misleading statements in connection with the Company’s business in China.

Seroquel XR Antitrust Litigation	Considered to be a contingent liability
US
●
In 2019, AstraZeneca was named in several related complaints now proceeding in US District Court in Delaware (District Court), including several putative class action lawsuits that were purportedly brought on behalf of classes of direct purchasers or end payors of Seroquel XR, that allege AstraZeneca and generic drug manufacturers violated US antitrust laws when settling patent litigation related to Seroquel XR.
●
In July 2022, the District Court dismissed claims relating to one of the generic manufacturers while allowing claims relating to the second generic manufacturer to proceed.
●
In September 2024, AstraZeneca reached a settlement agreement with one of the plaintiff classes and the parties are now seeking judicial review and approval of the settlement.
●
Trial with the remaining class of plaintiffs is currently scheduled for May 2025.

Syntimmune Milestone Litigation	Considered to be a contingent liability
US
●
In connection with Alexion’s acquisition of Syntimmune, Inc. (Syntimmune) in December 2020, Alexion was served with a lawsuit filed by the stockholders’ representative for Syntimmune in Delaware state court that alleged, among other things, breaches of the 2018 merger agreement (Merger Agreement).
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The stockholders’ representative alleges that Alexion failed to meet its obligations under the Merger Agreement to use commercially reasonable efforts to achieve the milestones. Alexion also filed a claim for breach of the representations in the Merger Agreement.
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A trial was held in July 2023.
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The court issued a partial decision in September 2024, concluding that the first milestone was achieved, and that Alexion had breached its contractual obligation to use commercially reasonable efforts to achieve the milestones. The court has requested additional briefing regarding damages and further proceedings regarding Alexion’s claim for breach.

University of Sheffield Contract Dispute	Considered to be a contingent liability
UK
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In June 2024, AstraZeneca was served with a lawsuit filed by the University of Sheffield (Sheffield). In its complaint, Sheffield alleges that AstraZeneca made misrepresentations to induce Sheffield to amend a patent license relating to Lynparza.
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AstraZeneca filed its defence in August 2024. No trial date has been scheduled.

Viela Bio, Inc. Shareholder Litigation	Considered to be a contingent liability
US
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In February 2023, AstraZeneca was served with a lawsuit filed in the Delaware state court against AstraZeneca and certain officers (collectively, Defendants), on behalf of a putative class of Viela Bio, Inc. (Viela) shareholders. The complaint alleged that the Defendants breached their fiduciary duty to Viela shareholders in the course of Viela’s 2021 merger with Horizon Therapeutics, plc.
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In July 2024, the Court granted with prejudice AstraZeneca’s motion to dismiss.
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In August 2024, plaintiffs appealed the dismissal.

Legal proceedings brought by AstraZeneca

PARP Inhibitor Royalty Dispute	Considered to be a contingent asset
UK
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In October 2012, Tesaro, Inc. (now wholly owned by GlaxoSmithKline plc (GSK)) entered into two worldwide, royalty-bearing patent license agreements with AstraZeneca related to GSK’s product niraparib. In May 2021, AstraZeneca filed a lawsuit against GSK in the Commercial Court of England and Wales alleging that GSK had failed to pay all of the royalties due on niraparib sales under the license agreements. In April 2023, after trial, the trial court issued a decision in AstraZeneca’s favour. In February 2024, the Court of Appeal reversed the decision. In March 2024, AstraZeneca filed a request for permission to appeal with the Supreme Court of the United Kingdom.
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In May 2024, the Supreme Court denied permission to appeal. The case will return to the trial court for further proceedings.

Government investigations and proceedings

Legal proceedings brought against AstraZeneca

340B Qui Tam	Considered to be a contingent liability
US
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In July 2023, AstraZeneca was served with an unsealed civil lawsuit brought by a qui tam relator on behalf of the United States, several states, and the District of Columbia in the US District Court for the Central District of California (District Court). The complaint alleges that AstraZeneca violated the US False Claims Act and state law analogues. In March 2024, the District Court granted AstraZeneca’s motion to dismiss the First Amended Complaint without leave to amend.
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In April 2024, the relator filed an appeal.

Boston US Attorney Investigation	Considered to be a contingent liability
US
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In June 2024, AstraZeneca was served with a subpoena issued by the US Attorney’s Office in Boston, seeking documents and information relating to payments by AstraZeneca to healthcare providers.
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AstraZeneca is cooperating with this enquiry.

Brazilian Tax Assessment Matter	Considered to be a contingent liability
Brazil
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In connection with an ongoing matter, in August 2019, the Brazilian Federal Revenue Service provided a Notice of Tax and Description of the Facts (the Tax Assessment) to two Alexion subsidiaries in Brazil, as well as to two additional entities, a logistics provider utilised by Alexion and a distributor. The Tax Assessment focuses on the importation of Soliris vials pursuant to Alexion’s free drug supply to patients programme in Brazil.
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Alexion prevailed in the first level of administrative appeals in the Brazilian federal administrative proceeding system based on a deficiency in the Brazil Tax Assessment. The decision was subject to an automatic appeal to the second level of the administrative courts.
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In March 2023, the second level of the administrative courts issued a decision to remand the matter to the first level of administrative courts for a determination on the merits.

Texas Qui Tam	Considered to be a contingent liability
US
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In December 2022, AstraZeneca was served with an unsealed civil lawsuit brought by qui tam relators on behalf of the State of Texas in Texas state court, which alleges that AstraZeneca engaged in unlawful marketing practices.
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Trial is scheduled for October 2025.

Turkish Ministry of Health Matter	Matter concluded
Turkey
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In Turkey, in July 2020, the Turkish Ministry of Health (Ministry of Health) initiated an investigation regarding payments to healthcare providers by Alexion and former employees and consultants. The investigation arose from Alexion’s disclosure of a $21.5m civil settlement with the US Securities & Exchange Commission (SEC) in July 2020 fully resolving the SEC’s investigation into possible violations of the US Foreign Corrupt Practices Act.
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In September 2021, the Ministry of Health completed its draft investigation report and referred the matter to the Ankara Public Prosecutor’s Office with a recommendation for further proceedings against certain former employees. In June 2024, the Ankara Public Prosecutor’s Office closed its investigation without further action. This matter is now concluded.

US Congressional Inquiry	Matter concluded
US
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In January 2024, AstraZeneca received a letter from the US Senate Committee on Health, Education, Labor and Pensions (HELP Committee) seeking information related to AstraZeneca's inhaled Respiratory products.
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AstraZeneca cooperated with this inquiry and this matter is now concluded.

Vermont US Attorney Investigation	Considered to be a contingent liability
US
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In April 2020, AstraZeneca received a Civil Investigative Demand from the US Attorney’s Office in Vermont and the Department of Justice, Civil Division, seeking documents and information relating to AstraZeneca’s relationships with electronic health-record vendors.
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AstraZeneca continues to cooperate with this enquiry.

Shenzhen City Customs Office	Considered to be a contingent liability
China
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In relation to the illegal drug importation allegations, in January 2025, AstraZeneca received a Notice of Transfer to the Prosecutor and an Appraisal Opinion from the Shenzhen City Customs Office regarding suspected unpaid importation taxes amounting to $0.9m.
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To the best of AstraZeneca’s knowledge, the importation taxes referred to in the Appraisal Opinion relate to Imfinzi and Imjudo.
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A fine of between one and five times the amount of unpaid importation taxes may also be levied if AstraZeneca is found liable.

Legal proceedings brought by AstraZeneca

340B State Litigation	Considered to be a contingent asset
US
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AstraZeneca has filed lawsuits against Arkansas, Kansas, Louisiana, Maryland, Minnesota, Mississippi, Missouri, and West Virginia challenging the constitutionality of each state’s 340B statute.
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In the Arkansas matter, trial is scheduled for April 2025. In the Arkansas administrative proceeding, the state has moved for a preliminary injunction to enjoin AstraZeneca’s 340B policy in Arkansas.
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In the Kansas matter, after obtaining a stipulation from the state that AstraZeneca’s policy does not violate the Kansas 340B statute, AstraZeneca agreed to dismiss its complaint.
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In the Louisiana matter, the Court granted the state’s motion for summary judgment. AstraZeneca has filed an appeal.
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In the Maryland, Minnesota, and Missouri matters, the state has moved to dismiss AstraZeneca’s complaint.
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In the Maryland and Mississippi matters, the Court has rejected AstraZeneca’s preliminary injunction motion.
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The West Virginia matter remains in its preliminary stages.

Inflation Reduction Act Litigation	Considered to be a contingent asset
US
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In August 2023, AstraZeneca filed a lawsuit in the US District Court for the District of Delaware (District Court) against the US Department of Health and Human Services (HHS) challenging aspects of the drug price negotiation provisions of the Inflation Reduction Act and the implementing guidance and regulations. In March 2024, the District Court granted HHS’ motions and dismissed AstraZeneca’s lawsuit.
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AstraZeneca has appealed the District Court’s decision.

Other

Additional government inquiries

As is true for most, if not all, major prescription pharmaceutical companies, AstraZeneca is currently involved in multiple inquiries into drug marketing and pricing practices. In addition to the investigations described above, various law enforcement offices have, from time to time, requested information from the Group. There have been no material developments in those matters.

Tax

AstraZeneca considers whether it is probable that a taxation authority will accept an uncertain tax treatment. Where it is concluded that it is not probable the taxation authority will accept an uncertain tax treatment, a tax liability is recognised based on either the most likely amount method or the expected value method depending on which method management expects to better predict the resolution of the uncertainty. Tax liabilities for uncertain tax treatments can be built up over a long period of time but the resolution of the uncertain tax treatments usually occurs at a point in time. Given the inherent uncertainties in assessing the outcomes (which can sometimes be binary), the probability and amount of any tax liability occurring are difficult to ascertain which may see adjustments to the liabilities recognised for uncertain tax treatments in future periods that could have a material positive or negative effect on our results. Details of the movements in relation to material uncertain tax treatments are discussed below.

AstraZeneca faces a number of audits and reviews in jurisdictions around the world and, in some cases, is in dispute with the tax authorities. The issues under discussion are often complex and can require many years to resolve. Tax liabilities recognised for uncertain tax treatments require management to make key judgements with respect to the outcome of current and potential future tax audits, and actual results could vary from these estimates. Management does not believe a significant risk exists of material change to uncertain tax positions in the next 12 months.

The total net tax liability recognised in the Group Financial Statements in respect of uncertain tax positions is $1,321m (2023: $1,336m; 2022: $830m) as explained below. The net tax liability consists of $1,157m (2023: $1,241m; 2022: $632m) included within income tax payable, $1,304m (2023: $441m; 2022: $291m) included within deferred tax asset, partially offset by $122m (2023: $9m; 2022: $(20)m) included within deferred tax liabilities, and $1,018m (2023: $337m; 2022: $113m) included within income tax receivable.

Transfer pricing

The net tax liability included in the Group Financial Statements in relation to management’s current assessment of tax risks in relation to worldwide transfer pricing exposures is $384m (2023: $401m; 2022: $260m). The decrease in the net tax liability for uncertain tax positions relating to transfer pricing of $17m compared with 2023 is mainly as a result of a decrease of tax liabilities arising from updates to estimates of prior period tax liabilities following progression of tax authority reviews.

The liability includes uncertain tax treatments which are estimated using the expected value method and depend on AstraZeneca’s assessment of the likelihood of the approach taken by the tax authorities. These matters can be complex and judgemental and could change in the future to reflect progress in tax authority reviews, the extent that any tax authority challenge is concluded including via negotiation between governments under competent authority procedures in relevant double tax treaties which can take many years to resolve, or matters lapse including following expiry of the relevant statutes of limitation. Depending upon progress in these matters, we could experience adjustments to the liabilities recognised in respect of uncertain tax treatments in future periods. Whilst it is impracticable to specify the possible effects of such changes at this stage, it is reasonably possible that an adjustment to the carrying amounts of tax assets and liabilities could be required within the next financial year.

For transfer pricing matters, including items under tax audit, AstraZeneca estimates the potential for additional tax liabilities above the amount provided where the possibility of the additional liabilities falling due is more than remote, to be up to $422m (2023: $386m; 2022: $245m) including associated interest.

Management believes that it is unlikely that these additional liabilities will arise. It is possible that some of these contingencies may change in the future to reflect progress in tax authority reviews, to the extent that any tax authority challenge is concluded or matters lapse including following expiry of the relevant statutes of limitation resulting in a reduction in the tax charge in future periods. Management continues to believe that AstraZeneca’s positions on all its transfer pricing positions, audits and disputes are robust, and that AstraZeneca has recognised appropriate tax balances, including consideration of whether corresponding relief will be available under Mutual Agreement procedures or unilaterally.

Other uncertain tax treatments

Included in the net tax liability is $937m (2023: $935m; 2022: $570m) relating to a number of other uncertain tax treatments. The increase of $2m in the net tax liability relating to the other uncertain tax treatments mainly relates to an update to tax liabilities following progress of reviews by tax authorities and administrative appeal processes which are offset by movements relating to uncertainty over the timing of tax deductions. This uncertainty includes movements between income taxes receivable of $742m, and deferred tax liabilities of $133m offset by related deferred tax assets of $929m and income taxes payable of $269m. The liability includes tax liabilities in respect of uncertain tax treatments which are estimated using the most likely amount method and the expected value method and depend on AstraZeneca’s assessment of the likelihood of the approach taken by the tax authorities. This could change in the future to reflect progress in tax authority reviews, the extent that any tax authority challenge is concluded, or matters lapse including following expiry of the relevant statutes of limitation resulting in a reduction in the tax charge in future periods.

For these other tax liabilities in respect of uncertain tax treatments, AstraZeneca estimates the potential for additional liabilities above the amount provided where the possibility of the additional liabilities falling due is more than remote, to be up to $214m (2023: $293m; 2022: $209m) including associated interest. It is possible that some of these liabilities may reduce in the future if any tax authority challenge is concluded or matters lapse following expiry of the relevant statutes of limitation, resulting in a reduction in the tax charge in future periods. AstraZeneca does not believe there are any significant other uncertain tax treatments where the possibility of the additional liabilities falling due is more than remote (2023: $nil; 2022: $280m).

Timing of cash flows and interest

The Group is currently under audit in several countries and the timing of any resolution of these audits is uncertain.

It is anticipated that tax payments may be required in relation to a number of significant disputes which may be resolved over the next one to two years. AstraZeneca considers the tax liabilities set out above to appropriately reflect the expected value of any final settlement. Some of the items discussed above are not currently within the scope of tax authority audits and may take longer to resolve.

Included within other payables is a net amount of interest arising on tax contingencies of $164m (2023: $184m; 2022: $106m).